Note 34 - Income Taxes - Income Tax Charged or Credited to Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Charged or Credited to Equity
Actuarial gains/losses related to defined benefit plans	€ (207)	€ 76	€ 402
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	5	6	1
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains/losses arising during the period	111	(204)	(42)
Realized net gains/losses arising during the period (reclassified to profit or loss)	68	84	71
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	(2)	4	1
Net gains/losses reclassified to profit or loss	15	(1)	1
Other equity movement:
Unrealized net gains/losses arising during the period	88	(19)	162
Net gains/losses reclassified to profit or loss	6	14	0
Income taxes (charged) credited to other comprehensive income	84	(40)	596
Other income taxes (charged) credited to equity	€ 45	€ 11	€ (11)